Financial Instruments (Details) - Schedule of sensitivity analysis for market risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
5% increase in market price [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ (13)	$ (23)
5% decrease in market price [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	13	22
5% increase in NIS [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	(57)	(30)
5% decrease in NIS [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	57	30
5% increase in Euro [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	(389)	(450)
5% decrease in Euro [Member]
Financial Instruments (Details) - Schedule of sensitivity analysis for market risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ 389	$ 450